OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lessor, Operating Lease, Payments to be Received, Maturity
The minimum contractual future revenues to be received on time charters in respect of our vessels as of December 31, 2019, were as follows:

Year ending December 31
(in thousands of $)
2020	136,035
2021	16,745
2022	16,745
2023	16,745
2024	8,970
Total	195,240

Operating Lease, Lease Income
The components of operating lease income were as follows:

(in thousands of $)	2019
Operating lease income	123,292
Variable lease income (1)	18,783
Total operating lease income	142,075
(1) "Variable lease income" is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.

Lease, Cost
The components of operating lease cost were as follows:

(in thousands of $)	2019
Operating lease cost (1)	5,603
Variable lease cost (2)	2,983
Total operating lease cost	8,586

(1) "Operating lease cost" includes short-term lease cost.
(2) "Variable lease cost" is excluded from lease payments that comprise the operating lease liability.

Lessee, Operating Lease, Liability, Maturity	The maturity of our lease liabilities is as follows:

Year ending December 31	Total
(in thousands of $)
2020	3,446
2021	2,283
2022	1,251
2023	512
2024 and thereafter	2,571
Total minimum lease payments	10,063